5. LOANS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans Net Details
Loans to CeraVest borrowers	¥ 1,090,497	¥ 2,631,690
Loans to other borrowers	788,639	0
Less: Provision for credit losses	(28,135)	(35,337)	¥ (16,945)
Less: Deferred loan origination fees	0	(20,636)
Loans, net	¥ 1,851,001	¥ 2,575,717